Expenses by category (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by category [Abstract]
Research and Development

Research and development

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Operating expenses	41,166	44,289	43,787
Payroll expenses	17,548	16,465	14,424
Share-based compensation	1,622	1,528	1,276
Total research and development expenses	60,336	62,282	59,487

General and Administrative

General and administrative

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Operating expenses	6,207	7,031	7,471
Payroll expenses	7,874	8,281	8,274
Share-based compensation	1,708	2,598	2,812
Total general and administrative expenses	15,789	17,910	18,557

Disclosure of finance income (cost) [text block]

Financial result, net

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Financial income	69	6,485	78
Financial expense	(355)	(581)	(184)
Exchange differences	393	113	(555)
Finance result, net	107	6,017	(661)